UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Preferred Opportunity Trust (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Preferred Opportunity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Auto Components - 0.0%	Metaldyne Corp., 10%, 11/01/13	USD	125	$18,750
Building Products - 0.9%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)		1,945	1,817,583
Chemicals - 0.1%	Key Plastics LLC, 11.75%, 3/15/13 (a)		630	220,500
Commercial Banks - 25.5%	BNP Paribas, 7.195% (a)(b)(c)(d)		12,175	8,464,060
	Bank of Ireland Capital Funding II, LP, 5.571% (a)(b)(c)		4,015	2,316,257
	Bank of Ireland Capital Funding III, LP, 6.107% (a)(b)(c)		4,275	2,550,559
	CBA Capital Trust I, 5.805% (a)(b)(d)		5,000	3,453,138
	Credit Agricole SA, 6.637% (a)(b)(c)(d)		16,385	11,048,012
	Lloyds TSB Bank Plc, 6.90% (b)		6,399	4,287,330
	RESPARCS Funding LP I, 8% (b)		4,000	1,800,000
	Royal Bank of Scotland Group Plc, 7.648% (b)(c)		1,960	1,610,828
	Royal Bank of Scotland Group Plc Series MTN, 7.64% (b)(c)		3,700	2,756,567
	Societe Generale, 5.922% (a)(b)(c)(d)		6,575	5,397,779
	Standard Chartered Bank, 7.014% (a)(b)(c)		2,950	2,481,118
	Sumitomo Mitsui Banking Corp., 5.625% (a)(b)(c)(d)		5,000	3,994,385
	SunTrust Preferred Capital I, 5.853% (b)(c)		2,050	1,127,500
				51,287,533
Containers & Packaging - 0.1%	Impress Holdings BV, 7.878%, 9/15/13 (a)(c)		240	204,000
Diversified Financial	Bank of America Corp. Series K, 8% (b)(c)(d)		12,575	9,957,727
Services - 7.9%	JPMorgan Chase Capital XXI Series U, 3.741%,
	2/02/37 (c)(d)		7,730	5,990,734
				15,948,461
Diversified Telecommunication	Qwest Corp., 6.069%, 6/15/13 (c)		460	391,000
Services - 0.2%
Electric Utilities - 1.1%	PPL Capital Funding, 6.70%, 3/30/67 (c)		2,675	2,167,785
Energy Equipment & Services -	Grant Prideco, Inc. Series B, 6.125%, 8/15/15		100	97,591
0.0%
Hotels, Restaurants &	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(e)(f)		362	249,780
Leisure - 0.1%	Wynn Las Vegas LLC, 6.625%, 12/01/14		40	34,100
				283,880
Insurance - 31.4%	AXA SA, 6.379% (a)(b)(c)(d)		7,150	3,990,408
	The Allstate Corp. Series B, 6.125%, 5/15/67 (c)		5,200	3,816,472
	American International Group, Inc., 8.175%,
	5/15/58 (a)(c)		8,390	1,344,028
	American International Group, Inc., 6.25%, 3/15/87 (d)		5,555	890,011
	Chubb Corp., 6.375%, 3/29/67 (c)(d)		9,025	6,882,230
	Everest Reinsurance Holdings, Inc., 6.60%, 5/01/67 (c)(d)		7,135	4,170,165
	Genworth Financial, Inc., 6.15%, 11/15/66 (c)		1,475	645,948
	Kingsway America, Inc., 7.50%, 2/01/14		9,000	6,772,500
	Liberty Mutual Group, Inc., 7%, 3/15/37 (a)(c)		5,025	3,542,590
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)		3,875	2,790,000
	Lincoln National Corp., 7%, 5/17/66 (c)		3,370	2,569,915
	MetLife, Inc., 6.40%, 12/15/66 (d)		6,375	3,974,404
	Nationwide Life Global Funding I, 6.75%, 5/15/67 (d)		4,850	2,622,943
	PartnerRe Finance II, 6.44%, 12/01/66 (c)		2,850	2,059,758
	Prudential Plc, 6.50% (b)		6,000	2,580,000

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
	QBE Capital Funding II LP, 6.797% (a)(b)(c)(d)	USD	4,250	$3,393,060
	Reinsurance Group of America, 6.75%,
	12/15/65 (c)		1,300	846,537
	Swiss Re Capital I LP, 6.854% (a)(b)(c)(d)		9,425	8,010,176
	White Mountains Re Group Ltd., 7.506% (a)(b)(c)		2,600	1,706,783
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)		650	443,365
				63,051,293
Machinery - 0.2%	AGY Holding Corp., 11%, 11/15/14		460	409,400
Media - 2.5%	CMP Susquehanna Corp., 9.875%, 5/15/14 (a)		110	61,600
	Comcast Holdings Corp., 2%, 11/15/29 (g)		110	4,344,719
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)		134	81,740
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)		902	505,120
				4,993,179
Metals & Mining - 0.8%	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (c)		200	191,578
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17		1,400	1,379,000
				1,570,578
Multi-Utilities - 0.4%	Puget Sound Energy, Inc. Series A, 6.974%, 6/01/67 (c)		925	781,625
Oil, Gas & Consumable Fuels -	Conoco Funding Co., 6.35%, 10/15/11		3,000	3,106,872
4.0%	EXCO Resources, Inc., 7.25%, 1/15/11		75	70,875
	Plains All American Pipeline LP, 6.50%, 5/01/18 (a)		1,540	1,389,231
	TransCanada PipeLines Ltd., 6.35%, 5/15/67 (c)(d)		4,325	3,421,430
				7,988,408
Paper & Forest Products - 0.4%	International Paper Co., 8.70%, 6/15/38		900	901,668
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		100	101,625
Specialty Retail - 0.3%	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12		1,199	515,570
	Total Corporate Bonds - 76.0%			152,750,429
	Capital Trusts
Capital Markets - 4.6%	Credit Suisse Guernsey Ltd., 5.86% (b)(c)		3,880	2,937,420
	State Street Capital Trust III, 8.25% (b)(c)		1,920	1,882,675
	State Street Capital Trust IV, 3.819%, 6/01/67 (c)(d)		6,725	4,435,729
				9,255,824
Commercial Banks - 11.1%	Abbey National Capital Trust I, 8.963% (b)(c)		1,425	1,525,390
	BB&T Capital Trust IV, 6.82%, 6/12/77 (c)(d)		9,150	6,020,609
	Barclays Bank Plc, 5.926% (a)(b)(c)		3,185	2,214,910
	Barclays Bank Plc, 7.434% (a)(b)(c)		580	472,303
	FCB/NC Capital Trust I, 8.05%, 3/01/28		1,100	1,037,817
	Huntington Capital III, 6.65%, 5/15/37 (c)		1,925	708,700
	NBP Capital Trust III, 7.375% (b)		2,000	1,290,000
	Regions Financing Trust II, 6.625%, 5/15/47 (c)		1,970	1,110,385
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)		1,725	1,642,397
	Wachovia Corp. Series K, 7.98% (b)(c)(d)		5,875	2,455,398
	Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)		1,700	1,482,417
	Westpac Capital Trust IV, 5.256% (a)(b)(c)		3,000	2,318,970
				22,279,296

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Capital Trusts		(000)	Value
Diversified Financial	Bank of America Corp. Series M,	USD	7,500	$6,059,550
Services - 11.9%	8.125% (b)(c)(d)
	Citigroup, Inc. Series E, 8.40% (b)(c)(d)		8,500	5,785,610
	JPMorgan Chase & Co., 7.90% (b)(c)(d)		8,025	6,756,087
	JPMorgan Chase Capital XXIII, 3.804%, 5/15/77 (c)		2,670	1,431,990
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (d)		5,075	3,890,261
				23,923,498
Insurance - 17.2%	AFC Capital Trust I Series B, 8.207%, 2/03/27		4,500	3,735,000
	The Allstate Corp., 6.50%, 5/15/57 (c)(d)		6,350	3,983,501
	American General Institutional Capital A, 7.57%,
	12/01/45 (a)(d)		9,605	1,773,880
	Lincoln National Corp., 6.05%, 4/20/67 (c)		2,500	1,650,000
	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (a)(c)		5,000	2,285,450
	Progressive Corp., 6.70%, 6/15/37 (c)(d)		5,775	4,705,262
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)(d)		11,350	8,729,671
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)(d)		8,765	5,872,550
	Zenith National Insurance Capital Trust I, 8.55%,
	8/01/28 (a)		1,800	1,719,000
				34,454,314
Thrifts & Mortgage Finance - 0.6%	Webster Capital Trust IV, 7.65%, 6/15/37 (c)		1,925	1,278,006
	Total Capital Trusts - 45.4%			91,190,938
	Preferred Stocks		Shares
Capital Markets - 0.0%	Lehman Brothers Holdings Inc. Series D, 5.67% (e)(f)		31,100	2,177
Commercial Banks - 9.9%	Banesto Holdings, Ltd. Series A, 10.50%		30,000	774,375
	Barclays Bank Plc, 8.125%		100,000	1,710,000
	First Republic Preferred Capital Corp., 7.25%		120,000	1,980,000
	HSBC USA, Inc. Series H, 6.50%		330,000	6,435,000
	Royal Bank of Scotland Group Plc Series L, 5.75%		10,000	85,000
	Royal Bank of Scotland Group Plc Series M, 6.40%		10,000	92,600
	Santander Finance Preferred SA Unipersonal, 6.50%		258,000	4,386,000
	Santander Finance Preferred SA Unipersonal, 6.80%		85,000	1,402,500
	Union Planter Preferred Funding Corp., 7.75% (a)		60	2,400,000
	Wachovia Corp. Series J, 8%		84,700	707,245
				19,972,720
Diversified Financial	Bank of America Corp. Series H, 8.20%		140,000	3,185,000
Services - 6.5%	Citigroup, Inc. Series AA, 8.125%		245,000	4,042,500
	Citigroup, Inc. Series T, 6.50% (g)		65,000	2,665,000
	JPMorgan Chase & Co. Series E, 6.15%		75,000	2,947,500
				12,840,000
Electric Utilities - 0.6%	Alabama Power Co., 6.50%		50,000	1,225,000
Insurance - 10.1%	Arch Capital Group Ltd. Series A, 8%		117,414	2,383,504
	Aspen Insurance Holdings Ltd., 7.401% (c)		115,000	1,633,000
	Endurance Specialty Holdings Ltd. Series A, 7.75%		172,400	2,413,600
	MetLife, Inc. Series B, 6.50%		314,500	4,881,040
	PartnerRe Ltd. Series C, 6.75%		209,400	3,402,750
	Prudential Plc, 6.50%		62,000	669,600

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Preferred Stocks		Shares	Value
	RenaissanceRe Holding Ltd. Series D, 6.60%		210,000	$3,049,200
	Zurich RegCaPS Funding Trust, 6.58% (a)(c)		2,000	1,873,750
				20,306,444
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%		20,000	356,400
(REITs) - 2.9%	Public Storage Series F, 6.45%		20,000	318,800
	Public Storage Series M, 6.625%		35,000	612,500
	SunTrust Real Estate Investment Trust, 9%		30	2,810,625
	Weingarten Realty Investors Series F, 6.50%		95,000	1,710,000
				5,808,325
	Total Preferred Stocks - 30.0%			60,154,666
			Par
	Trust Preferreds		(000)
Capital Markets - 1.8%	Deutsche Bank Contingent Capital Trust V,
	8.05% (b)	USD	2,063	1,666,044
	Structured Asset Trust Unit Repackagings (SATURNS),
	Credit Suisse First Boston (USA), Inc. Debenture Backed
	Series 2003-13, 6.25%, 7/15/32		277	149,615
	Structured Asset Trust Unit Repackagings (SATURNS),
	Goldman Sachs Group, Inc. Debenture Backed Series 2003-
	06, 6%, 2/15/33		2,572	1,755,312
				3,570,971
Commercial Banks - 0.4%	Keycorp Capital V, 5.875%, 7/30/33		2,550	794,446
Diversified Financial Services -	PPLUS Trust Certificates Series VAL-1 Class A, 7.25%,
0.1%	4/15/32		278	259,330
Food Products - 1.0%	Corporate-Backed Trust Certificates, Kraft Foods, Inc.
	Debenture Backed Series 2003-11, 5.875%, 11/01/31		2,500	2,023,935
Insurance - 1.4%	Everest Re Capital Trust, 6.20%, 3/29/34		750	427,374
	Financial Security Assurance Holdings Ltd., 5.60%,
	7/15/03		380	76,658
	ING Groep NV, 7.20% (b)		1,750	950,859
	PLC Capital Trust IV, 7.25%, 9/25/32		460	250,240
	The Phoenix Cos., Inc., 7.45%, 1/15/32		1,985	1,123,365
				2,828,496
Media - 4.6%	Comcast Corp., 7%, 9/15/55		1,250	956,135
	Comcast Corp., 6.625%, 5/15/56		11,750	8,219,580
	Corporate-Backed Trust Certificates, News America
	Debenture Backed Series 2002-9, 8.125%, 12/01/45		180	124,805
				9,300,520
Oil, Gas & Consumable Fuels -	Nexen, Inc., 7.35%, 11/01/43		3,875	3,099,289
1.5%
Thrifts & Mortgage Finance - 2.1%	Countrywide Capital V, 7%, 11/01/66		750	229,798
	Countrywide Financial Corp., 6.75%, 4/01/33		10,900	3,882,399
				4,112,197

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	Short-Term Securities		(000)	Value
Wireless Telecommunication	Structured Repackaged Asset-Backed Trust
Services - 0.6%	Securities, Sprint Capital Corp. Debenture Backed
	Series 2004-2, 6.50%, 11/15/28	USD	2,586	$1,215,016
	Total Trust Preferreds - 13.5%			27,204,200
	Total Long-Term Investments
	(Cost - $488,033,828) - 164.9%			331,300,233
U.S. Government	Federal Home Loan Banks, 1.85%, 10/01/08		31,700	31,700,000
Obligations (i) - 27.8%	Federal Home Loan Banks, 0.75%, 10/09/08		13,900	13,897,683
	Federal Home Loan Banks, 2.05%, 10/17/08		1,000	999,089
	Freddie Mac Discount Notes, 2.09%, 11/04/08 (h)		4,000	3,992,256
	Freddie Mac, 2.38%, 11/17/08		5,200	5,184,182
	Total Short-Term Securities
	(Cost - $55,773,210) - 27.8%			55,773,210
	Total Investments
	(Cost - $543,807,038*) - 192.7%			387,073,443
	Liabilities in Excess of Other Assets - (37.7)%			(75,684,387)
	Preferred Shares, at Redemption Value - (55.0)%			(110,488,562)
	Net Assets Applicable to Common Shares - 100.0%			$200,900,494

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$544,062,857
Gross unrealized appreciation	$1,375,227
Gross unrealized depreciation	(158,364,641)
Net unrealized depreciation	$(156,989,414)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is a perpetual in nature and has no stated maturity date.
(c)	Variable rate security. Rate shown is as of report date.
(d)	All or a portion of security, pledged as collateral for reverse repurchase agreements.

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Value
Barclay's Bank Plc	3.565%	9/05/08	5/15/09	$ 18,656,625	$ 18,209,422
Barclay's Bank Plc	3.565%	9/04/08	5/15/09	10,532,126	10,278,675
Barclay's Bank Plc	3.564%	9/03/08	5/15/09	16,298,503	15,901,812
Barclay's Bank Plc	3.564%	9/25/08	5/15/09	3,698,024	3,615,000
Barclay's Bank Plc	3.564%	9/25/08	5/15/09	10,749,744	10,509,421
Barclay's Bank Plc	3.565%	9/25/08	5/15/09	19,624,870	19,185,982
Barclay's Bank Plc	3.565%	9/25/08	5/15/09	12,653,967	12,370,976
Total				$ 92,213,859	$ 90,071,288

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy or is in default of interest payments.
(g)	Convertible security.
(h)	All or a portion of security, pledged as collateral in connection with open financial future contracts.
(i)	Rate shown is the yield to maturity as of the date of purchase.

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)

•	Financial futures contracts purchased as of September 30, 2008 were as follows:
			Expiration		Unrealized
	Contracts	Issue	Date	Face Value	Depreciation
	307	2-Year U.S.
		Treasury Bond	December 2008	$ 65,981,764	$ (456,452)

•	Financial futures contracts sold as of September 30, 2008 were as follows:
			Expiration		Unrealized
	Contracts	Issue	Date	Face Value	Depreciation
	494	5-Year U.S.
		Treasury Bond	December 2008	$ 55,124,859	$ (318,922)

•	Swaps outstanding as of September 30, 2008 were as follows:
			Notional	Unrealized
			Amount	Appreciation
			(000)	(Depreciation)
	Bought credit default protection on Dow Jones
	CDX North America Investment Grade Index
	Series 10 Volume 2 and pay 1.55%

	Broker, Deutsche Bank Securities Inc.
	Expires June 2013	USD	8,300	$ (51,601)

	Bought credit default protection on Itraxx FinSub
	Series 9 Volume 1 and pay 2.90%

	Broker, Deutsche Bank Securities Inc.
	Expires June 2013	EUR	4,000	27,757

	Bought credit default protection on Itraxx Euro
	Series 9 Volume 1 and receive 1.65%

	Broker, Deutsche Bank Securities Inc.
	Expires June 2013	EUR	4,000	(159,454)

	Bought credit default protection on Itraxx FinSub
	Series 9 Volume 1 and pay 2.90%

	Broker, Deutsche Bank Securities Inc.
	Expires June 2013	EUR	4,000	(82,327)

	Bought credit default protection on Dow Jones
	CDX North America Investment Grade Index
	Class 10 Volume 2 and pay 1.55%

	Broker, Deutsche Bank Securities Inc.
	Expires June 2013	USD	8,300	(171,827)

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)

		Notional
		Amount	Unrealized
		(000)	Depreciation
Bought credit default protection on Mack-Cali
Realty, L.P. and pay 3.10%

Broker, Goldman Sachs & Co.
Expires March 2018	USD	1,000	$(35,706)
Bought credit default protection on ERP Operating
Limited Partnership and pay 2.35%

Broker, Goldman Sachs & Co.
Expires March 2018	USD	3,000	(9,882)
Total			$(483,040)

•	Foreign currency exchange contracts purchased as of September 30, 2008 were as follows:
						Unrealized
					Settlement	Appreciation
	Currency Purchased		Currency Sold		Date	(Depreciation)
	EUR	244,600	USD	357,874	10/23/08	$(12,662)
	USD	250,345	EUR	173,500	10/23/08	5,479
	Total					$(7,183)

•	Currency Abbreviations:
	EUR	Euro
	USD	U.S. Dollar

BlackRock Preferred Opportunity Trust
Schedule of Investments September 30, 2008 (Unaudited)

  Effective January 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$62,965,367	$(775,374)
Level 2	324,108,076	(490,223)
Level 3	-	-
Total	$387,073,443	$(1,265,597)

* Other financial instruments are swaps, futures and options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Opportunity Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Preferred Opportunity Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Opportunity Trust

Date: November 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Opportunity Trust

Date: November 24, 2008